MD&A - Risk management and control - Market Risk (Narrative) (Detail) SFr in Millions	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Disclosure of Market Risk [Line Items]
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in Swiss francs (per basis points)	SFr 5
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in USD (per basis points)	SFr 11
Interest rate sensitivity impact arises from debt investments classified as Financial assets available for sale (excluding hedges and excluding investments in funds accounted for as available for sale) to a 1-basis-point parallel increase in the yields of the respective instruments	approximately negative CHF 2 million
Year-on-year increase(decrease) of interest rate sensitivity impact (per basis points) arises from debt investments classified as Financial assets available for sale (excluding hedges and excluding investments in funds accounted for as available for sale)	SFr (1)
Impact on equity due to a 1-basis point increase of underlying LIBOR curves	(20)
Equity instruments held as financial assets available for sale and as investments in associates	SFr 1,600
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose.	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR.	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	1 January 2007 to the present.
Regulatory threshold for eligible capital	20.00%
UBS AG
Disclosure of Market Risk [Line Items]
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in Swiss francs (per basis points)	SFr 5
Fair value sensitivity of target replication portfolios for equity, goodwill and real estate in USD (per basis points)	SFr 11
Interest rate sensitivity impact arises from debt investments classified as Financial assets available for sale (excluding hedges and excluding investments in funds accounted for as available for sale) to a 1-basis-point parallel increase in the yields of the respective instruments	approximately negative CHF 2 million
Year-on-year increase(decrease) of interest rate sensitivity impact (per basis points) arises from debt investments classified as Financial assets available for sale (excluding hedges and excluding investments in funds accounted for as available for sale)	SFr (1)
Impact on equity due to a 1-basis point increase of underlying LIBOR curves	(20)
Equity instruments held as financial assets available for sale and as investments in associates	SFr 1,600
Holding period used to calculate VaR for internal management purpose	1 day
Confidence level applied for calculating VaR for internal management purpose.	95.00%
Holding period used to calculate regulatory VaR	10 days
Confidence level applied for calculating regulatory VaR.	99.00%
Risk factor returns used to calculate VaR with 10-day holding period	10 days
Holding period used to calculate stressed VaR (SVAR)	10 days
Confidence level applied for calculating SVaR	99.00%
Historical data set used to calculate regulatory VaR	5 years
Historical data set used to calculate SVaR	1 January 2007 to the present.
Regulatory threshold for eligible capital	20.00%